Financing Receivable, Net - Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing receivables credit quality indicator
Loans originated in 2020	¥ 58
Loans originated in 2021	12,844
Loans originated in 2022	312,926
Loans originated in 2023	3,811,326
Total financing receivables (excluding accrued interest receivable)	4,137,154	¥ 6,952,494
1-29 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2020	2
Loans originated in 2021	393
Loans originated in 2022	9,838
Loans originated in 2023	84,215
Total financing receivables (excluding accrued interest receivable)	94,448	151,784
30-59 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2020	5
Loans originated in 2021	269
Loans originated in 2022	8,031
Loans originated in 2023	68,144
Total financing receivables (excluding accrued interest receivable)	76,449	98,289
60-89 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2020	7
Loans originated in 2021	272
Loans originated in 2022	8,450
Loans originated in 2023	57,087
Total financing receivables (excluding accrued interest receivable)	65,816	81,652
90-179 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2020	36
Loans originated in 2021	1,255
Loans originated in 2022	34,667
Loans originated in 2023	147,096
Total financing receivables (excluding accrued interest receivable)	183,054	209,738
Total Past Due
Financing receivables credit quality indicator
Loans originated in 2020	50
Loans originated in 2021	2,189
Loans originated in 2022	60,986
Loans originated in 2023	356,542
Total financing receivables (excluding accrued interest receivable)	419,767	541,463
Current
Financing receivables credit quality indicator
Loans originated in 2020	8
Loans originated in 2021	10,655
Loans originated in 2022	251,940
Loans originated in 2023	3,454,784
Total financing receivables (excluding accrued interest receivable)	¥ 3,717,387	¥ 6,411,031